Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001855474
Document Type	POS AM
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	AirJoule Technologies Corporation
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true